Acquisitions - Summary of the Aggregate Purchase Price Consideration Paid (Details) (10-K) - USD ($)		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Oct. 29, 2018
Uber Mom [Member]
Cash paid		$ 52,352
Fair value of issued shares		98,613
Purchase consideration		150,965
Edison Nation Holdings, LLC [Member]
Cash paid			$ 950,000
Fair value of issued shares	$ 3,384,285		3,384,285
Fair value of reserved shares	6,014,250		6,014,250
Issuance of debt	1,428,161		1,428,161
Settlement of due from related party
Fair value of contingent consideration
Purchase consideration		11,776,696	11,776,696
Cloud B Inc. [Member]
Cash paid
Fair value of issued shares	2,664,200		2,664,200
Fair value of reserved shares
Issuance of debt
Settlement of due from related party
Fair value of contingent consideration	520,000	520,000	520,000	$ 0
Adjustment to purchase price - earnout	(520,000)		(520,000)
Purchase consideration		$ 2,664,200	2,664,200
Pirasta, LLC [Member]
Cash paid
Fair value of issued shares
Fair value of reserved shares
Issuance of debt
Settlement of due from related party	470,000		470,000
Fair value of contingent consideration
Adjustment to purchase price - earnout
Purchase consideration	470,000		470,000
Best Party Concepts, LLC [Member]
Cash paid
Fair value of issued shares
Fair value of reserved shares
Issuance of debt
Settlement of due from related party	500,000		500,000
Fair value of contingent consideration
Adjustment to purchase price - earnout
Purchase consideration			$ 500,000